Intangibles assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets Net, Movement
Intangible assets, net movement for the years ended December 31, 2022 and 2021, respectively are as follows (in USD thousands):

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2022	$8,298	$3,090	$6,359	$17,747
Additions	—	464	5,820	6,284
Disposals	—	—	(80)	(80)
Currency Translation Adjustment	(110)	(24)	92	(42)
December 31, 2022	$8,188	$3,530	$12,191	$23,909

Accumulated amortization
January 1, 2022	$—	$(1,432)	$(642)	$(2,074)
Additions	—	(618)	(1,162)	(1,780)
Disposals	—	—	7	7
Currency Translation Adjustment	—	(2)	(97)	(99)
December 31, 2022	$—	$(2,052)	$(1,894)	$(3,946)
Net book value at December 31, 2022	$8,188	$1,478	$10,297	$19,963

	Goodwill	Purchased software	Capitalized internally developed software costs	Total intangible assets
January 1, 2021	$8,598	$3,071	$2,621	$14,290
Additions	—	130	3,858	3,988
Disposals	—	—	(30)	(30)
Currency Translation Adjustment	(300)	(111)	(90)	(501)
December 31, 2021	$8,298	$3,090	$6,359	$17,747

Accumulated amortization
January 1, 2021	$—	$(889)	$(119)	$(1,008)
Additions	—	(565)	(527)	(1,092)
Currency Translation Adjustment	—	22	4	26
December 31, 2021	$—	$(1,432)	$(642)	$(2,074)
Net book value at December 31, 2021	$8,298	$1,658	$5,717	$15,673